Fair value measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair value measurements
3.	FAIR VALUE MEASUREMENTS

The Company’s financial assets and liabilities that are measured at fair value on a recurring basis are summarized as follows:

	As of March 31, 2021
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
Assets
Cash	$1,065	$—	$—	$1,065

Money market funds	45,477	—	—	45,477

Total assets	$46,542	$—	$—	$46,542

Liabilities
Derivative liabilities	—	—	16,987	16,987

Total liabilities	$—	$—	$16,987	$16,987

	As of December 31, 2020
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
Assets
Cash	$1,244	$—	$—	$1,244

Money market funds	59,285	—	—	59,285

Total assets	$60,529	$—	$—	$60,529

Liabilities
Derivative liabilities	—	—	13,390	13,390

Total liabilities	$—	$—	$13,390	$13,390

As of March 31, 2021 and December 31, 2020, Level 3 instruments consisted of the Company’s derivative liabilities related to the convertible notes and warrants issued in connection with the term loan. Fair value measurements categorized within Level 3 are sensitive to changes in the assumptions or methodologies used to determine fair value and such changes could result in a significant increase or decrease in the fair value. For the Company’s derivatives related to the convertible notes categorized within Level 3 of the fair value hierarchy, the Company compared the calculated value of the convertible notes with the indicated value of the host instrument, defined as the straight-debt component of the convertible notes. The difference between the value of the straight-debt host instrument and the fair value of the convertible notes results in the value of the derivative instruments. The convertible notes were valued using a discounted cash flow analysis. The Company discounted the future payoffs at risk-adjusted rates consistent with market yields. The discount rate was calculated by adding the risk-free rate, an option adjusted spread and a calibrated risk premium.

•	The selected risk-free rate was based on observed yields on U.S. Treasury securities.

•	The selected option-adjusted spread was based on the ICE Bank of America CCC and Lower US High Yield Index (HOA3); and

•	The calibrated risk premium was calculated as the additional risk premium necessary to reconcile with the original issuance at August 11, 2020.

Since the potential payoffs for the convertible notes are dependent on the outcome of future equity financing rounds, the discounted cash flow models incorporated management’s estimates for the probabilities and timing of future financing events.

The Company’s derivatives related to the warrants in connection with the revolving line of credit are categorized within Level 3 of the fair value hierarchy. The significant unobservable inputs include the expected term, volatility, risk-free interest rate and dividend yield (See Note 11, Convertible Preferred Stock and Equity, for further information).

The following table provides quantitative information regarding the significant unobservable inputs used by the Company:

	March 31, 2021	December 31, 2020
Term in years	0.1 to 1.1	0.3 to 1.3
Calibrated Risk Premium	11.68%	11.68%
Option Adjusted Spread	6.56%	8.03%
Risk Free Rate	0.05% - 0.07%	0.12% 0.19%

The following table represents the activity of the Level 3 instruments (in thousands):

	Convertible
	Notes	Warrants	Total
Derivative liabilities - December 31, 2020	12,676	714	$13,390
Change in fair value (1)	2,671	926	$3,597

Derivative liabilities - March 31, 2021	$15,347	$1,640	$16,987

(1)	Recorded in other income (expense) within the Condensed Consolidated Statements of Operations and Comprehensive Loss.

There were no purchases or sales during the three months ended March 31, 2021. There were no transfers into or out of Level 3 during the three months ended March 31, 2021.

3.	FAIR VALUE MEASUREMENTS

The Company’s financial assets and liabilities that are measured at fair value on a recurring basis are summarized as follows:

	As of December 31, 2020
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
Assets
Cash	$1,244	$—	$—	$1,244

Money market funds	59,285	—	—	59,285

Total assets	$60,529	$—	$—	$60,529

Liabilities
Derivative liabilities	—	—	13,390	13,390

Total liabilities	$—	$—	$13,390	$13,390

	As of December 31, 2019
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
Assets
Cash	$768	$—	$—	$768
Money market funds	53,450	—	—	53,450

Total assets	$54,218	$—	$—	$54,218

During the year ended December 31, 2020, Level 3 instruments consisted of the Company’s derivative liabilities related to the convertible notes and warrants issued in connection with the term loan. Fair value measurements categorized within Level 3 are sensitive to changes in the assumptions or methodologies used to determine fair value and such changes could result in a significant increase or decrease in the fair value. For the Company’s derivatives related to the convertible notes categorized within Level 3 of the fair value hierarchy, the Company compared the calculated value of the convertible notes with the indicated value of the host instrument, defined as the straight-debt component of the convertible notes. The difference between the value of the straight-debt host instrument and the fair value of the convertible notes results in the value of the derivative instruments. The convertible notes were valued using a discounted cash flow analysis. The Company discounted the future payoffs at risk-adjusted rates consistent with market yields. The discount rate was calculated by adding the risk-free rate, an option adjusted spread and a calibrated risk premium.

•	The selected risk-free rate was based on observed yields on U.S. Treasury securities.

•	The selected option-adjusted spread was based on the ICE Bank of America CCC and Lower US High Yield Index (HOA3); and

•	The calibrated risk premium was calculated as the additional risk premium necessary to reconcile with the original issuance at August 11, 2020.

Since the potential payoffs for the convertible notes are dependent on the outcome of future equity financing rounds, the discounted cash flow models incorporated management’s estimates for the probabilities and timing of future financing events.

The Company’s derivatives related to the warrants in connection with the revolving line of credit are categorized within Level 3 of the fair value hierarchy. The significant unobservable inputs include the expected term, volatility, risk-free interest rate and dividend yield (See Note 11, Convertible Preferred Stock and Equity, for further information).

The following table provides quantitative information regarding the significant unobservable inputs used by the Company:

Term in years	0.3 to 1.3
Calibrated Risk Premium	11.68%
Option Adjusted Spread	8.03%
Risk Free Rate	0.12% - 0.19%

The following table represents the activity of the Level 3 instruments (in thousands):

			For Year Ended December 31, 2020
	Convertible Notes	Warrants
Derivative liabilities - beginning balance	$12,234	$138	$12,372
Change in fair value (1)	287	576	863
Modification (2)	155	—	155

Derivative liabilities - ending balance	$12,676	$714	$13,390

(1)	Recorded in the Consolidated Statements of Operations and Comprehensive Income (Loss) within other income (expense).
(2)	Recorded in the Consolidated Statements of Operations and Comprehensive Income (Loss) within loss on extinguishment of debt.

There were no purchases or sales during the year ended December 31, 2020. There were no transfers into or out of Level 3 during the year ended December 31, 2020.